PROMISSORY NOTES (Tables)	3 Months Ended	12 Months Ended
	Jul. 31, 2017	Apr. 30, 2017
Debt Disclosure [Abstract]
Schedule of Promissory Notes
	July 31, 2017 $	April 30, 2017 $

Third promissory notes	15,373,956	14,147,964
Fourth promissory notes	184,813	165,208

Total promissory notes	15,558,769	14,313,172

Current	15,373,956	14,147,964
Non-current	184,813	165,208

	April 30, 2017 $	April 30, 2016 $

First promissory notes	-	5,678,107
Second promissory notes	-	4,780,814
Third promissory notes	14,147,964	-
Fourth promissory notes	165,208

Total promissory notes	14,313,172	10,458,921

Current	14,147,964	6,587,526
Non-current	165,208	3,871,395

Schedule of Payments To Repay Principal Balance
2018 $	2019 $	2020 $	2021 $	2022 $	Total $
15,559,324	-	-	-	-	15,559,324

2017 $	2018 $	2019 $	2020 $	2021 $	Total $
-	14,458,657	-	-	-	14,458,657